Cassidy & Associates
                          215 Apolena Avenue
                        Newport Beach, CA 92662

                          November 5, 2018

Barnard Nolan
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Emaginos, Inc.
          Current Report on Form 8-K
          Filed September 26, 2018
          File No. 000-55736

Dear Mr. Nolan:

     Emaginos, Inc., a Delaware company, (the "Company") received the comment letter of October 1, 2018 from the Securities and Exchange Commission regarding the filing of its Report on Form 8-K.

     This response letter addresses the comment contained in that letter.

1. Emaginos, Inc. filed the Form 8-K to announce its impending merger of Emaginos, Inc., a Virginia company, with and into the Company. Prior to consummation of such merger by the filing of the certificates of merger with the appropriate states, the Company determined that it was in the best interest of the Company not to proceed with the merger.
     As such the Company is filing this date an amended Current Report on Form 8-K to report that the merger was not effected.


                                   Sincerely,



                                   Lee W. Cassidy
	                           202-415-3563